4 Accounting policies (Detail Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounting policies [line items]
Other finance costs	$ 1,890	$ 4,796	$ 4,114
Description of income tax percentage	Calculated from the beginning to the end of each year, exceeds fifty-five percent (55%), thirty percent (30%) and fifteen percent (15%) for fiscal years 2018, 2019 and 2020, respectively. Although as of December 31, 2018, the IPC cumulative variation did not exceed the 55% threshold for the application of the tax inflation adjustment in that first fiscal year, as of December 31, 2020 and 2019, the IPC cumulative variations for the 12 months of each year amounted to 36.13% and 53.77%, respectively, which exceed the 15% and 30% thresholds fixed for the third and second transition years of the tax inflation adjustment, and, therefore, the Company has applied the tax inflation adjustment in the calculation of the current and deferred income tax provision.
Income tax payable rate	30.00%	30.00%	30.00%
Facilities in service [member]
Disclosure of accounting policies [line items]
Estimated useful lives	Between 30 and 50 years
Furniture, tools and equipment [member]
Disclosure of accounting policies [line items]
Estimated useful lives	Between 5 and 20 years
Land [member]
Disclosure of accounting policies [line items]
Estimated useful lives	Not depreciated